united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22756

Advisors Preferred Trust

(Exact name of registrant as specified in charter)

17645 Wright Street, Ste 200, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2634

Date of fiscal year end: 9/30

Date of reporting period: 3/31/19

Item 1. Reports to Stockholders.

Spectrum Low Volatility Fund

Spectrum Advisors Preferred Fund

Semi-Annual Report
March 31, 2019

Investor Information: 1-866-862-9686

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of the Spectrum Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Ceros Financial Services, Inc.

Member FINRA

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.thespectrumfunds.com and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

May 16, 2019

Dear Shareholders:

This semi-annual report for the Spectrum Funds covers the period from October 1, 2018 – March 31, 2019. The Spectrum Low Volatility Fund, a non-traditional bond fund, returned +3.46% for the six months, while the Fund’s primary benchmark, the S&P/LSTA U.S. Leveraged Loan 100 Total Return Index, rose by +0.49% for the same period. The Fund’s secondary benchmark, a customized index composed of a 50% weighting of the Barclays U.S. High Yield Very Liquid Total Return Index and a 50% weighting of the S&P Leveraged Loan 100 Total Return Index returned +1.59% for the six months. The Fund invests across global fixed income markets using time-tested investment processes to attempt to deliver total return and low volatility in all market environments. The Sub-advisor used total return swaps on mutual funds to execute a portion of its strategy during the period.

October saw the return of volatility across the markets. Positions in the Fund were eliminated in credit- sensitive areas early in the month, as a series of profit warnings and evidence of slowing global growth appeared. As the contagion spread into the senior loan sector, core positions were hedged against losses, ultimately warranting a lowering of exposure as further erosion took hold. Potential support for high yield bonds was seen late in the month, and opportunistic trades were made to reflect the potential shift in sentiment. As the global markets unraveled, exposure was substantially reduced in all credit assets. Declines seen throughout the month within the fixed income sector were due to liquidity- driven markets, as mutual fund and ETF outflows sparked further selling. These outflows, coupled with uncertainty over rising Federal Reserve rates, a synchronized global slowdown, and falling energy prices, led to volatility returning sharply as fear heightened. Positions were entered mid-month as U.S. Treasuries rose, and investors looked for safe haven assets. The dovish comments from the Federal Reserve late in the month helped allay concerns, providing an opportunity to re-enter into senior loans and allocate modestly into emerging market bonds.

Bond markets were again challenged in December as investors dealt with risks to the domestic and global economies. Trade talks with China stalled and without a quick resolution, brought about the realization of a potential global economic slowdown. The Sub-advisor adjusted the portfolio to reflect very defensive fixed income positioning as the month began. Opportunities became apparent as the month progressed, and pessimism became rampant. Initial positions were established in the high yield and floating rate areas. Coming off the worst December in many decades, markets changed course on a more dovish Federal Reserve rhetoric, rising oil price, and investor demand, and surged upward in one of the largest price advances in history. As January came to a close, some high yield leverage was removed as the trend paused and investors digested the pivot in the Fed’s approach. Throughout February, credit markets were fairly resilient. High yield bonds continued to outperform senior loans as rallying equity prices and dovish rhetoric from the U.S. Federal Reserve remained a supportive backdrop. Potential progress in U.S.-China trade talks boosted high yield bonds, along with equities in the last half of the month to post a second month of solid gains from most asset classes. A modest decline in fixed income opened the month of March, but both high yield and senior loans dramatically outperformed equities, in line with their tendency to act as a defense against equity losses. The dip proved short-lived as the dovish statements from the Federal Reserve served as a tailwind to equities and credit sectors alike. Supported by strong fundamental and technical backdrops and a non-aggressive Fed, high yield bonds closed out the period at new highs. The Sub-advisor reduced investments in senior loans and increased exposure to asset-backed securities. Allocations to emerging market bonds and hybrid securities rounded out the Fund’s portfolio.

The Spectrum Advisors Preferred Fund returned -1.72% for the six months ending March 31, 2019. The Fund’s benchmark is the S&P 500 Total Return Index which also posted a negative return of -1.72% for the same period. A customized benchmark comprised of a 60% weighting of the NYSE Composite Index and a 40% weighting of the Bloomberg Barclays U.S. Aggregate Bond Index returned +0.79% for the period. The Fund is designed to provide lower volatility equity exposure while limiting potential losses. The Sub-advisor blends equity strategies with core equity holdings to manage market volatility, while allocating a portion of the portfolio to non-correlated investments to enhance returns. The Sub-advisor used futures and total return swaps on ETF’s to execute a portion of its strategy during the period.

Domestic equity markets declined sharply in October, with small-cap and mid-cap stocks more affected than large-cap issues as represented by the popular benchmark, the S&P 500 Index. The Fund’s primary market environment model had turned bullish in July, but factors experienced in October led the model to retreat to the less favorable Transition Environment, just above bearish readings. As a result, the Sub-advisor decreased the equity exposure range within the portfolio. Domestic equity markets were volatile in November. A rebound early in the month in the S&P 500 Index recovered around half of the October sell-off. By two weeks later, however, the Index was back at the late October lows. The Fund’s main market environment declined to Bearish in November. The U.S. equity markets experienced sharp declines in December, with volatility levels, as measured by the CBOE Volatility Index, reaching levels not seen since February 2018. The markets then rebounded sharply on the heels of the Federal Reserve’s shift from a hawkish rising rate focus to one of a dovish, data-driven view. That pivot, as well as a better than expected earnings season, and mostly positive economic numbers continued to help support confidence. The Market Environment Model shifted to Transition Environment and then quickly to Bullish Environment during the month of February, where it remained for all of March. The more favorable technical environment uses increasingly slower trading methods to adjust positions, while diversifying exposure to traditionally more growth-oriented areas. Through this method, the Sub- advisor seeks to participate in favorable trends versus shorter-term tactical movements implemented in more volatile market periods.

Both funds are actively managed giving the Sub-advisor a tool to limit volatility through flexible allocations. Thank you for your investment in the Funds. Please visit the website www.thespectrumfunds.com at any time for information regarding the Funds.

Spectrum Financial Services, Inc.	Advisors Preferred, LLC

Sub-Advisor to the Funds	Advisor to the Funds

Spectrum Low Volatility Fund

Portfolio Review (Unaudited)

March 31, 2019

The Fund’s performance figures* for the periods ended March 31, 2019, as compared to its benchmarks:

			Annualized
	Six Months	One Year	Five Year	Since Inception **
Spectrum Low Volatility Fund - Investor Class	3.46%	4.83%	6.22%	6.11%
S&P/LSTA Leveraged Loan 100 Index.***	0.49%	3.03%	3.05%	3.15%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The total gross operating expenses as stated in the fee table of the Fund’s prospectus dated February 1, 2019 is 3.13% for the Investor Class. For performance information current to the most recent month-end, please call 1-866-862-9686.

**	Inception date is December 16, 2013.

***	The S&P/LSTA Leveraged Loan 100 Index is designed to reflect the performance of the largest facilities in the leverage loan market.

Portfolio Composition as of March 31, 2019 (Unaudited)

Holdings by Type of Investment:	% of Net Assets *
Debt Funds	55.0%
Money Market Funds	35.7%
Other Assets Less Liabilities	9.3%
100.0%

*   The portfolio composition detailed above does not include derivative exposure.

Please refer to the Portfolio of Investments and the Shareholder Letter in this report for a detailed listing of the Fund’s holdings.

Spectrum Advisors Preferred Fund

Portfolio Review (Unaudited)

March 31, 2019

The Fund’s performance figures* for the periods ended March 31, 2019, as compared to its benchmark:

			Annualized
	Six Months	One Year	Three Years	Since Inception **
Spectrum Advisors Preferred Fund - Investor Class	(1.72)%	3.45%	9.51%	5.66%
S&P 500 Total Return Index ***	(1.72)%	9.50%	13.51%	10.24%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Spectrum Advisors Preferred Fund’s Investor Class shares are subject to a gross annual operating expense ratio of 2.40%, as per the February 1, 2019 Investor Class prospectus. For performance information current to the most recent month-end, please call 1-866-862-9686.

**	Inception date is June 1, 2015.

***	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies and includes the reinvestment of dividends. This index is widely used by professional investors as a performance benchmark for large-cap stocks. Investors cannot invest directly in an index.

Portfolio Composition as of March 31, 2019 (Unaudited)

Holdings by Type of Investment:	% of Net Assets *
Exchange Traded Funds	7.2%
Equity Funds	63.9%
Money Market Funds	21.4%
Other Assets Less Liabilities	7.5%
100.0%

*   The portfolio composition detailed above does not include derivative exposure.

Please refer to the Portfolio of Investments and the Shareholder Letter in this report for a detailed listing of the Fund’s holdings.

Spectrum Low Volatility Fund
Portfolio of Investments (Unaudited)
March 31, 2019

Shares		Value
	MUTUAL FUNDS - 54.96%
	DEBT FUNDS - 54.96%
2,226,551	BlackRock High Yield Bond Portfolio - Institutional Class	$16,810,460
496,532	Eaton Vance Income Fund of Boston - Institutional Class	2,755,754
1,496,388	PIMCO High Yield Spectrum Fund - Institutional Class	14,529,928
553,460	PIMCO Income Fund - Institutional Class	6,641,514
	TOTAL MUTUAL FUNDS (Cost - $40,097,466)	40,737,656

	SHORT-TERM INVESTMENTS - 35.70%
	MONEY MARKET FUNDS - 35.70%
13,231,882	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 2.31% (a)	13,231,882
13,231,881	First American Government Obligations Fund -Class Z - 2.32% (a)	13,231,881
	TOTAL SHORT-TERM INVESTMENTS (Cost - $26,463,763)	26,463,763

	TOTAL INVESTMENTS - 90.66% (Cost - $66,561,229)	$67,201,419
	OTHER ASSETS LESS LIABILITIES - 9.34%	6,925,380
	NET ASSETS - 100.0%	$74,126,799

ETF - Exchange Traded Fund

(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2019.

TOTAL RETURN SWAPS
						Unrealized
		Notional Amount at		Termination		Appreciation
Number of Shares	Reference Entity	March 31, 2019	Interest Rate Payable (1)	Date	Counterparty	(Depreciation)
596,405	AlphaCentric Income Opportunities Fund	$7,335,781	3-Mth USD_LIBOR plus 125 bp	1/25/2022	BRC	$—
2,458,716	Eaton Vance Income Fund of Boston	13,645,874	3-Mth USD_LIBOR plus 125 bp	1/25/2022	BRC	—
601,200	Invesco Senior Loan ETF	13,611,168	1-Mth USD_LIBOR minus 50 bp	4/13/2020	BRC	—
234,100	iShares iBoxx High Yield Corporate Bond ETF	20,242,627	1-Mth USD_LIBOR plus 55 bp	4/20/2020	CS	62,752
33,500	iShares J.P. Morgan USD Emerging Markets Bond ETF	3,687,010	1-Mth USD_LIBOR plus 55 bp	4/20/2020	CS	(5,062)
202,000	iShares Preferred and Income Securities ETF	7,383,100	1-Mth USD_LIBOR plus 0 bp	4/20/2020	CS	1,869
377,900	SPDR Bloomberg Barclays High Yield Bond ETF	13,593,063	1-Mth USD_LIBOR minus 100 bp	2/13/2020	BRC	—
						$59,559

BRC - Barclays Capital Inc.

CS - Credit Suisse Securities (Europe) Limited

ETF - Exchange Traded Fund

LIBOR - London Interbank Offered Rate

(1)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

Spectrum Advisors Preferred Fund
Portfolio of Investments (Unaudited)
March 31, 2019

Shares		Value
	EXCHANGE TRADED FUND - 7.26%
	DEBT FUND - 7.26%
8,100	iShares MBS ETF	$861,516
	TOTAL EXCHANGE TRADED FUND (Cost - $852,675)

	MUTUAL FUNDS - 63.87%
	EQUITY FUNDS - 63.87%
44,413	Akre Focus Fund - Institutional Class	1,838,680
221,979	PIMCO High Yield Spectrum Fund - Institutional Class	2,155,412
46,380	Polen Growth Fund - Institutional Class	1,377,016
61,193	Virtus KAR Small-Cap Growth Fund - Class I	2,212,725
	TOTAL MUTUAL FUNDS (Cost - $6,462,134)	7,583,833

	SHORT-TERM INVESTMENTS - 21.37%
	MONEY MARKET FUNDS - 21.37%
1,268,371	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 2.31% (a)	1,268,371
1,268,372	First American Government Obligations Fund - Class Z - 2.32% (a)	1,268,372
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,536,743)	2,536,743

	TOTAL INVESTMENTS - 92.50% (Cost - $9,851,552)	$10,982,092
	OTHER ASSETS LESS LIABILITIES - 7.50%	891,197
	NET ASSETS - 100.0%	$11,873,289

ETF - Exchange Traded Fund

(a)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2019

OPEN FUTURES CONTRACTS
				Unrealized
Number of			Notional Amount at March 31,	Appreciation
Contracts	Open Long Futures Contracts	Expiration	2019	(Depreciation)
7	E-Mini Russell 2000 Index	Jun-19	$540,330	$(3,955)
12	MSCI Emerging Markets Index	Jun-19	1,119,840	13,200
4	NADSAQ 100 Index E-mini	Jun-19	592,040	7,842
19	S&P 500 E-Mini Index	Jun-19	2,695,910	67,098
	TOTAL FUTURES CONTRACTS			$84,185

CBT - Chicago Board of Trade

TOTAL RETURN SWAPS
						Unrealized
Number of		Notional Amount at		Termination		Appreciation/
Shares	Reference Entity	March 31, 2019	Interest Rate Payable (i)	Date	Counterparty	(Depreciation)
9,700	iShares iBoxx High Yield Corporate Bond ETF	$838,759	1-Mth USD_LIBOR plus 55 bp	4/20/2020	CS	$3,408
7,800	iShares J.P. Morgan USD Emerging Markets Bond ETF	858,468	1-Mth USD_LIBOR plus 55 bp	4/20/2020	CS	8,625
48,200	iShares Preferred and Income Securities ETF	1,761,710	1-Mth USD_LIBOR plus 0 bp	4/20/2020	CS	(347)
28,700	SPDR Bloomberg Barclays High Yield Bond ETF	1,032,339	1-Mth USD_LIBOR minus 100 bp	2/13/2020	BRC	—
						$11,686

BRC - Barclays Capital Inc.

CS - Credit Suisse Securities (Europe) Limited

ETF - Exchange Traded Fund

LIBOR - London Interbank Offered Rate

(i)	Interest rate is based upon predetermined notional amounts, which may be a multiple of the number of shares plus a specified spread.

See accompanying notes to financial statements.

Spectrum Funds
Statements of Assets and Liabilities (Unaudited)
March 31, 2019

	Spectrum Low	Spectrum Advisors
	Volatility Fund	Preferred Fund
ASSETS
Investment securities:
At cost	$66,561,229	$9,851,552
At value	$67,201,419	$10,982,092
Segregated cash- Collateral for swaps	3,810,000	340,000
Deposit with broker - swaps	1,691,108	—
Deposit with broker for futures	476,712	387,676
Interest receivable	31,933	2,468
Receivable for swaps	717,756	35,655
Unrealized appreciation on swaps	64,621	12,033
Unrealized appreciation on futures	—	88,140
Receivable for Fund shares sold	61,155	22,459
Dividends receivable	212,604	10,193
Prepaid expenses	10,708	15,685
TOTAL ASSETS	74,278,016	11,896,401

LIABILITIES
Payable for swaps	—	3,378
Investment advisory fees payable	131,048	14,546
Unrealized depreciation on swaps	5,062	347
Unrealized depreciation on futures	—	3,955
Payable for Fund shares redeemed	11,298	—
Shareholder servicing fees payable	3,809	886
TOTAL LIABILITIES	151,217	23,112
NET ASSETS	$74,126,799	$11,873,289

NET ASSET VALUE
Net Assets	74,126,799	11,873,289
Shares of beneficial interest outstanding	3,435,913	521,817
Net asset value, Offering and Redemption Price Per Share (Net Assets ÷ Shares Outstanding)	$21.57	$22.75

NET ASSETS CONSIST OF:
Paid in capital ($0 par value, unlimited shares authorized)	$72,275,246	$11,233,115
Accumulated earnings	1,851,553	640,174
NET ASSETS	$74,126,799	$11,873,289

See accompanying notes to financial statements.

Spectrum Funds
Statements of Operations (Unaudited)
For the Six Months Ended March 31, 2019

	Spectrum Low	Spectrum Advisors
	Volatility Fund	Preferred Fund
INVESTMENT INCOME
Dividends	$684,583	$136,469
Interest	222,962	35,479
TOTAL INVESTMENT INCOME	907,545	171,948

EXPENSES
Investment advisory fees	728,569	81,175
Shareholder servicing fees	10,166	1,624
Administration expenses (Note 5)	122,005	16,723
TOTAL EXPENSES	860,740	99,522

NET INVESTMENT INCOME	46,805	72,426

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investments	976,518	(11,203)
Swaps	1,191,586	25,582
Futures	96,205	(542,575)
TOTAL NET REALIZED GAIN (LOSS)	2,264,309	(528,196)

Net change in unrealized appreciation (depreciation) on:
Investments	121,814	298,974
Swaps	(88,537)	3,464
Futures	—	1,507
TOTAL NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	33,277	303,945

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	2,297,586	(224,251)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,344,391	$(151,825)

See accompanying notes to financial statements.

Spectrum Low Volatility Fund
Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$46,805	$71,538
Net realized gain from security transactions, swaps, and futures contracts	2,264,309	992,789
Net change in unrealized appreciation (depreciation) of investments, swaps and futures contracts	33,277	(406,120)
Net increase in net assets resulting from operations	2,344,391	658,207

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(3,086,530)
From net realized gains	—	(1,354,124)
Total distributions paid*	(1,535,485)	—
Net decrease in net assets from distributions to shareholders	(1,535,485)	(4,440,654)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	11,187,235	24,283,750
Net asset value of shares issued in reinvestment of distributions	1,396,262	3,627,355
Payments for shares redeemed	(5,990,191)	(22,716,746)
Net increase in net assets from shares of beneficial interest	6,593,306	5,194,359

TOTAL INCREASE IN NET ASSETS	7,402,212	1,411,912

NET ASSETS
Beginning of Period	66,724,587	65,312,675
End of Period **	$74,126,799	$66,724,587

*	Distributions from net investment income and net realized capital gains are combined for the period ended March 31, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended September 30, 2018 have not been reclassified to conform to the current period presentation.

**	Net Assets - End of Period includes accumulated net investment income of $1,220,803 as of September 30, 2018.

SHARE ACTIVITY
Shares Sold	526,228	1,131,178
Shares Reinvested	68,110	169,661
Shares Redeemed	(283,620)	(1,067,582)
Net increase in shares of beneficial interest outstanding	310,718	233,257

See accompanying notes to financial statements.

Spectrum Advisors Preferred Fund
Statements of Changes in Net Assets

	For the	For the
	Six Months Ended	Year Ended
	March 31, 2019	September 30, 2018
	(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$72,426	$(59,483)
Net realized gain (loss) from security transactions, swaps and futures contracts	(528,196)	345,545
Net change in unrealized appreciation of investments, swaps and futures contracts	303,945	721,338
Net increase (decrease) in net assets resulting from operations	(151,825)	1,007,400

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	—	(99,202)
From net realized gains	—	(207,303)
Total distrbutions paid*	(301,863)	—
Net decrease in net assets from distributions to shareholders	(301,863)	(306,505)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,339,633	4,708,401
Net asset value of shares issued in reinvestment of distributions	301,863	305,029
Payments for shares redeemed	(741,599)	(1,637,544)
Net increase in net assets from shares of beneficial interest	899,897	3,375,886

TOTAL INCREASE IN NET ASSETS	446,209	4,076,781

NET ASSETS
Beginning of Period	11,427,080	7,350,299
End of Period **	$11,873,289	$11,427,080

*	Distributions from net investment income and net realized capital gains are combined for the period ended March 31, 2019. See “New Accounting Pronouncements” in the Notes to Financial Statements for more information. The dividends and distributions to shareholders for the year ended September 30, 2018 have not been reclassified to conform to the current period presentation.

**	Net Assets- End of Period includes accumulated net investment loss of $47,711 as of September 30, 2018.

SHARE ACTIVITY
Shares Sold	62,123	203,560
Shares Reinvested	14,152	13,939
Shares Redeemed	(34,020)	(72,805)
Net increase in shares of beneficial interest outstanding	42,255	144,694

See accompanying notes to financial statements.

Spectrum Low Volatility Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2019		September 30, 2018	September 30, 2017	September 30, 2016	September 30, 2015	September 30, 2014 *
	(Unaudited)

Net asset value, beginning of period	$21.35		$22.58	$22.16	$19.88	$19.94	$20.00
Activity from investment operations:
Net investment income (loss) (1)	0.01		0.02	(0.04)	(0.06)	(0.06)	0.11
Net realized and unrealized gain on investments, swaps and futures contracts	0.70		0.21	2.35	2.62	0.47	0.28
Total from investment operations	0.71		0.23	2.31	2.56	0.41	0.39
Less distributions from:
Net investment income	(0.49)		(1.01)	(1.39)	(0.28)	(0.42)	(0.45)
Net realized gains	—		(0.45)	(0.50)	—	(0.05)	—
Total distributions	(0.49)		(1.46)	(1.89)	(0.28)	(0.47)	(0.45)
Net asset value, end of period	$21.57		$21.35	$22.58	$22.16	$19.88	$19.94
Total return (2)	3.46	% (3)	1.06%	11.32%	13.04%	2.03%	1.93	% (3)
Net assets, end of period (000s)	$74,127		$66,725	$65,313	$34,875	$21,546	$15,806
Ratio of expenses to average net assets,
net of fee waivers (5)	2.54	% (4)	2.53%	2.54%	2.55%	2.43%	2.65	% (4)
before fee waivers (5)	2.54	% (4)	2.53%	2.54%	2.57%	2.63%	2.65	% (4)
Ratio of net investment income (loss) to average net assets (5,6)	0.14	% (4)	0.10%	(0.20)%	(0.24)%	(0.29)%	0.70	% (4)
Portfolio Turnover Rate	382	% (3)	438%	319%	649%	526%	455	% (3)

*	The Fund commenced operations on December 16, 2013.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Assumes reinvestment of all dividends and distributions if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Spectrum Advisors Preferred Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	For the		For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	March 31, 2019		September 30, 2018	September 30, 2017	September 30, 2016	September 30, 2015 *
	(Unaudited)

Net asset value, beginning of period	$23.83		$21.95	$19.46	$18.61	$20.00
Activity from investment operations:
Net investment income (loss) (1)	0.15		(0.15)	0.09	(0.12)	(0.05)
Net realized and unrealized gain (loss) on investments, swaps and future contracts	(0.60)		2.93	2.51	1.10	(1.34)
Total from investment operations	(0.45)		2.78	2.60	0.98	(1.39)
Less distributions from:
Net investment income	—		(0.29)	(0.11)	(0.13)	—
Net realized gains	(0.63)		(0.61)	—	—	—
Total distributions	(0.63)		(0.90)	(0.11)	(0.13)	—
Net asset value, end of period	$22.75		$23.83	$21.95	$19.46	$18.61
Total return (2)	(1.72	)% (3)	13.07%	13.39%	5.31%	(6.95	)% (3)
Net assets, end of period (000s)	$11,873		$11,427	$7,350	$4,321	$5,506
Ratio of expenses to average net assets (5)	1.84	% (4)	1.81%	1.86%	1.95%	1.88	% (4)
Ratio of net investment income (loss) to average net assets (5,6)	1.34	% (4)	(0.65)%	0.45%	(0.66)%	(0.68	)% (4)
Portfolio Turnover Rate	204	% (3)	269%	260%	228%	53	% (3)

*	The Fund commenced operations on June 1, 2015.

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Assumes reinvestment of all dividends and distributions if any.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Spectrum Funds
Notes to Financial Statements (Unaudited)
March 31, 2019

1.	ORGANIZATION

The Spectrum Low Volatility Fund (the “Low Volatility Fund”) and Spectrum Advisors Preferred Fund (the “Advisors Preferred Fund”) (collectively, the “Funds”) are each a diversified series of Advisors Preferred Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 15, 2012 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Low Volatility Fund’s investment objective is total return with lower downside volatility and risk compared to major stock market indices while the Advisors Preferred Fund seeks long term capital appreciation. Each Fund currently offers one class of shares, Investor Class shares, which is offered at net asset value. The Low Volatility Fund commenced operations on December 16, 2013 and the Advisors Preferred Fund commenced operations on June 1, 2015. The Trust’s Agreement and Declaration of Trust permits the Trust’s Board of Trustees (“Board”) to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value. The investment adviser to each Fund is Advisors Preferred LLC (the “Adviser”). The investment sub-adviser to each Fund is Spectrum Financial, Inc. (the “Sub-Adviser”).

In February 2019, the owner of the Adviser, Advisors Preferred Holding, LLC, agreed to sell all of its ownership interest in the Adviser to DGB Holdings LLC (“DGB”), a Delaware limited liability company (the “Transaction”). The Transaction will result in a change of control of the Adviser, with DGB owning 100% of the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Funds are each an investment company and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean of the last bid and offer price on the day of valuation. Futures are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Swaps are valued based upon prices from third party vendor models or quotations from market makers to the extent available. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as -needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser and/or Sub-Adviser. The applicable investments are

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2019

valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser or Sub-Adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Adviser or Sub- Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser or Sub-Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Funds may invest in open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their funds for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2019

of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2019 for each Fund’s investments measured at fair value:

Spectrum Low Volatility Fund

Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$40,737,656	$—	$—	$40,737,656
Short-term Investments	26,463,763	—	—	26,463,763
Derivatives
Swaps	—	64,621	—	64,621
Total Assets	$67,201,419	$64,621	$—	$67,266,040
Liabilities*
Derivatives
Swaps	$—	$(5,062)	$—	$(5,062)
Total Liabilities	$—	$(5,062)	$—	$(5,062)

Spectrum Advisors Preferred Fund

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$861,516	$—	$—	$861,516
Mutual Funds	7,583,833	—	—	7,583,833
Short-term Investments	2,536,743	—	—	2,536,743
Derivatives
Futures Contracts	88,140	—	—	88,140
Swaps	—	12,033	—	12,033
Total Assets	$11,070,232	$12,033	$—	$11,082,265
Liabilities*
Derivatives
Futures Contracts	$(3,955)	$—	$—	$(3,955)
Swaps	—	(347)	—	(347)
Total Liabilities	$(3,955)	$(347)	$—	$(4,302)

*	Refer to the Portfolios of Investments for sector classifications.

The Funds did not hold any Level 3 securities during the current period.

There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented. It is the Funds’ policy to recognize transfers into or out of any Level at the end of the reporting period.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are typically a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities that may be designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses which reduce their value.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2019

Futures Contracts – The Funds are subject to interest rate risk, equity risk and forward currency exchange rate risk in the normal course of pursuing their respective investment objectives. The Funds have purchased or sold futures contracts to gain exposure to, or hedge against, changes in the value of equities and interest rates. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate cash having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Swap Contracts – Each Fund is subject to equity price, credit risk, and interest rate risk in the normal course of pursuing its investment objective. The Funds have entered into various swap transactions for investment purposes or to manage interest rate, equity, or credit risk. These would typically be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) typically earned or realized on particular pre-determined investments or instruments.

Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). Most equity swap agreements entered into by a Fund calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. A Fund’s obligations are accrued daily (offset by any amounts owed to a Fund).

The Funds may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which a Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements in instances where the Adviser or Sub-Adviser believes that it may be more cost effective or practical than buying a security or the securities represented by a particular index.

The Funds may enter into credit default swaps (“CDS”). CDS are typically two-party (bilateral) financial contracts that transfer credit exposure between the two parties. One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk. The seller typically receives pre-determined periodic payments from the other party. These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. In general, CDS may be used by the Funds to obtain credit risk exposure similar to that of a direct investment in high yield bonds. Higher swap spreads generally imply a higher risk of default.

The amounts to be exchanged or “swapped” between parties are calculated with respect to the notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2019

Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The maximum pay-outs for these contracts are limited to the notional amount of each swap. CDS may involve greater risks than if the Funds had invested in the referenced obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

The Funds collateralize swap agreements with cash and certain securities as indicated on the Portfolios of Investments and Statements of Assets and Liabilities of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed by the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty to the extent that posted collateral, if any, is insufficient. The Funds will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser. The financial statements of these counterparties may be available by accessing the SEC’s website, at www.sec.gov.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreements. Any election to early terminate could be material to the financial statements.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Foreign withholding tax is recorded as incurred or known, in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are recorded on ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2019

require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on returns filed for the open tax years (2016 - 2018) for Spectrum Low Volatility Fund; (2016 - 2018) for Spectrum Advisors Preferred Fund, or expected to be taken in the Funds’ 2019 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended March 31, 2019, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and derivatives amounted to $121,862,333 and $116,614,418 for the Low Volatility Fund and $15,543,950 and $15,397,588 for the Advisors Preferred Fund.

4.	OFFSETTING OF FINANCIAL AND DERIVATIVE ASSETS AND LIABILITIES

The Funds’ policy is to recognize a gross asset or liability equal to the unrealized gain/(loss) for futures and gross asset or liability equal to unrealized gain/(loss) for swap contracts. During the six months ended March 31, 2019, the Funds were subject to a master netting arrangement for the swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities at March 31, 2019.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2019

Spectrum Low Volatility Fund

Assets:
				Gross Amounts Not Offset in the
				Statements of Assets & Liabilities
		Gross Amounts
		Offset in the	Net Amounts of
	Gross Amount	Statements of	Assets Presented in
	of Recognized	Assets &	the Statements of	Financial	Cash Collateral	Asset Net
Description	Assets	Liabilities	Assets & Liabilities	Instruments	Received	Amount
Swaps Contracts - OTC	$64,621	$—	$64,621	$(5,062)	$—	$59,559
Total	$64,621	$—	$64,621	$(5,062)	$—	$59,559

Liabilities:
				Gross Amounts Not Offset in the
				Statements of Assets & Liabilities
		Gross Amounts
		Offset in the	Net Amounts of
	Gross Amount	Statements of	Assets Presented in
	of Recognized	Assets &	the Statements of	Financial	Cash Collateral	Liability Net
Description	Liabilities	Liabilities	Assets & Liabilities	Instruments	Pledged (1)	Amount
Swaps Contracts - OTC	$(5,062)	$—	$(5,062)	$5,062	$—	$—
Total	$(5,062)	$—	$(5,062)	$5,062	$—	$—

Spectrum Advisors Preferred Fund

Assets:
				Gross Amounts Not Offset in the
				Statements of Assets & Liabilities
		Gross Amounts
		Offset in the	Net Amounts of
	Gross Amount	Statements of	Assets Presented in
	of Recognized	Assets &	the Statements of	Financial	Cash Collateral	Asset Net
Description	Assets	Liabilities	Assets & Liabilities	Instruments	Received	Amount
Futures Contracts	$88,140	$—	$88,140	$(3,955)	$—	$84,185
Swaps Contracts - OTC	12,033	—	12,033	(347)	—	11,686
Total	$100,173	$—	$100,173	$(4,302)	$—	$95,871

Liabilities:
				Gross Amounts Not Offset in the
				Statements of Assets & Liabilities
		Gross Amounts
		Offset in the	Net Amounts of
	Gross Amount	Statements of	Assets Presented in
	of Recognized	Assets &	the Statements of	Financial	Cash Collateral	Liability Net
Description	Liabilities	Liabilities	Assets & Liabilities	Instruments	Received (1)	Amount
Futures Contracts	$(3,955)	$—	$(3,955)	$3,955	$—	$—
Swaps Contracts - OTC	(347)	—	(347)	347	—	—
Total	$(4,302)	$—	$(4,302)	$4,302	$—	$—

(1)	The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

During the normal course of business, the Funds purchase and sell various financial instruments, which may result in market, credit and liquidity risks, the amount of which is not apparent from the financial statements.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2019

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2019:

Derivative Investment Type	Location on the Statement of Assets and Liabilities
Total Return Swaps	Unrealized appreciation/depreciation on swaps
Futures Contracts (Advisors Preferred Fund)	Unrealized appreciation/depreciation on futures

The following table sets forth the fair value of the Funds’ derivative contracts as of March 31, 2019:

Spectrum Low Volatility Fund

Asset (Liability) Derivatives Investment Value

		Multiple Risks (Equity,	Total as of
Derivative Investment Type	Interest Rate Risk	Interest, and Currency)	March 31, 2019
Total Return Swaps	$—	$59,559	$59,559
Total	$—	$59,559	$59,559

Spectrum Advisors Preferred Fund

Asset (Liability) Derivatives Investment Value

			Total as of
Derivative Investment Type	Interest Rate Risk	Equity Risk	March 31, 2019
Total Return Swaps	$11,686	$—	$11,686
Futures Contracts *	—	84,185	84,185
Total	$11,686	$84,185	$95,871

*	Represents cumulative appreciation on futures contracts as reported in the Portfolios of Investments.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the six months ended March 31, 2019:

Derivative Investment Type	Location of Gain/Loss on Derivative
Swaps/Futures	Net realized gain (loss) from swaps
Net realized gain (loss) from futures
Net change in unrealized appreciation (depreciation) on swaps
Net change in unrealized appreciation (depreciation) on futures

The following is a summary of the Funds’ realized gain/(loss) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure for the six months ended March 31, 2019:

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2019

Spectrum Low Volatility Fund

Realized gain/(loss) on derivatives recognized in the Statements of Operations
			Total for the
		Multiple Risks (Equity,	Six Months Ended
Derivative Investment Type	Interest Rate Risk	Interest, and Currency)	March 31, 2019
Swaps	$—	$1,191,586	$1,191,586
Futures	141,750	(45,545)	96,205
Total	$141,750	$1,146,041	$1,287,791

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
			Total for the
		Multiple Risks (Equity,	Six Months Ended
Derivative Investment Type	Interest Rate Risk	Interest, and Currency)	March 31, 2019
Swaps	$(14,630)	$(73,907)	$(88,537)
Total	$(14,630)	$(73,907)	$(88,537)

Spectrum Advisors Preferred Fund

Realized gain/(loss) on derivatives recognized in the Statements of Operations
			Total for the
			Six Months Ended
Derivative Investment Type	Interest Rate Risk	Equity Risk	March 31, 2019
Swaps	$—	$25,582	$25,582
Futures	(558,450)	15,875	(542,575)
Total	$(558,450)	$41,457	$(516,993)

Changes in unrealized appreciation/(depreciation) on derivatives recognized in the Statements of Operations
			Total for the
			Six Months Ended
Derivative Investment Type	Interest Rate Risk	Equity Risk	March 31, 2019
Swaps	$—	$3,464	$3,464
Futures	—	1,507	1,507
Total	$—	$4,971	$4,971

The notional value of the derivative instruments outstanding as of March 31, 2019 as disclosed in the Portfolios of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the year or period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Funds.

Market Risk: Market risk is the risk that changes in interest rates, foreign exchange rates or equity prices will affect the positions held by the Funds. The Funds are exposed to market risk on financial instruments that are valued at market prices as disclosed in the Portfolios of Investments. The prices of derivative instruments, including swaps and futures prices, can be highly volatile. Price movements of derivative contracts in which the Funds’ assets may be invested are influenced by, among other things, interest rates, changing supply and demand relationships, trade, fiscal, monetary and exchange control programs and policies of governments, and national and international political and economic events and policies. The Funds are exposed to market risk on derivative contracts in that the Funds may not be able to readily dispose of its holdings when it chooses and also that the price obtained on disposal is below that at which the investment is included in Funds’ financial statements. All financial instruments are recognized at fair value, and all changes in market conditions directly affect net income. A Fund’s investments in derivative instruments are exposed to market risk and are disclosed in the portfolio of investments.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2019

Counterparty Risk: The Funds invest in derivative instruments (the “Product”) issued for the Funds by Credit Suisse Securities (Europe) Limited, Credit Suisse Securities (USA) LLC (“Credit Suisse”) and Barclays Capital, Inc. (“Barclays”). If Credit Suisse or Barclays become insolvent, each may not be able to make any payments under the Product and a Fund may lose their capital invested in the Product. A decline in Credit Suisse’s or Barclays’ financial standing is likely to reduce the market value of the Product and therefore the price a Fund may receive for the Product if sold it in the market.

Liquidity Risk: Liquidity risk is the risk that a Fund will encounter difficulty in raising funds to meet commitments. Liquidity risk may result in an inability to sell investments quickly at close to fair value. The Funds’ financial instruments include investments in securities which are not traded on organized public exchanges and which generally may be illiquid. As a result the Funds may not be able to quickly liquidate its investments in these instruments at an amount close to its fair value in order to meet its liquidity requirements. The Funds do not anticipate any material losses as a result of liquidity risk.

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board, which is responsible for the overall management of the Funds. Advisors Preferred, LLC, serves as investment adviser to the Funds. The Adviser has engaged Spectrum Financial, Inc. to serve as the sub-adviser to the Funds. These expenses are the responsibility of the Adviser.

Pursuant to an advisory agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser computed and accrued daily and paid monthly at an annual rate of 2.15% for Spectrum Low Volatility Fund and 1.50% for the Spectrum Advisors Preferred Fund of the average daily net assets. The Adviser, not the Fund, pays the Sub-Adviser. Pursuant to the advisory agreement, the Advisor earned $728,569 and $81,175 for Spectrum Low Volatility Fund and Spectrum Advisors Preferred Fund, respectively, in advisory fees for the six months ended March 31, 2019.

Gemini Fund Services, LLC (“GFS”), provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Under the terms of the Funds’ agreement with GFS, GFS pays for certain operating expenses of the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

In addition, certain affiliates of GFS provide ancillary services to the Funds as follows:

Blu Giant, LLC (“Blu Giant”) Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. These expenses are the responsibility of GFS.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including Blu Giant (collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

The Funds pay Ceros Financial Services (the “Distributor”) to provide compensation for ongoing servicing related activities or services and/or maintenance of the Investor Class accounts, not otherwise required to be provided by the Adviser. For the six months ended March 31, 2019, the Funds paid $10,166 and $1,624 for Spectrum Low Volatility Fund and Spectrum Advisors Preferred Fund, respectively, which was paid out to brokers and dealers.

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2019

During the six months ended March 31, 2019, Ceros Financial Services, Inc. (“Ceros”), a registered broker/dealer and an affiliate of the Adviser, executed trades on behalf of the Funds. Spectrum Low Volatility Fund and Spectrum Advisor Preferred Fund paid trade commissions of $33,799 and $4,929 to Ceros, respectively. Any 12b-1 fees received by Ceros related to a Fund’s investment in another Fund are returned to the respective Fund.

Each Trustee who is not an “interested person” of the Trust or Adviser is compensated at a rate of $30,000 per year as well as reimbursement for any reasonable expenses incurred attending the meetings, paid quarterly. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust. Interested Trustees of the Trust are also officers or employees of the Adviser and its affiliates. Trustee fees are not borne by the Funds, but by the Adviser.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes excluding futures and swaps, and its respective gross unrealized appreciation and depreciation at March 31, 2019, were as follows:

				Net Unrealized
		Gross Unrealized	Gross Unrealized	Appreciation/
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
Spectrum Low Volatility Fund	$66,561,229	$640,190	$—	$640,190
Spectrum Advisors Preferred Fund	9,851,552	1,130,540	—	1,130,540

7.	DISTRIBUTION TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended September 30, 2018 and September 30, 2017 were as follows:

For fiscal year ended	Ordinary	Long-Term
9/30/2018	Income	Capital Gains	Total
Spectrum Low Volatility Fund	$4,401,333	$39,321	$4,440,654
Spectrum Advisors Preferred Fund	132,247	174,258	306,505

For fiscal year ended	Ordinary	Long-Term
9/30/2017	Income	Capital Gains	Total
Spectrum Low Volatility Fund	$3,316,153	$—	$3,316,153
Spectrum Advisors Preferred Fund	34,987	—	34,987

As of September 30, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Spectrum Low Volatility Fund	$1,368,899	$—	$—	$(844,628)	$—	$518,376	$1,042,647
Spectrum Advisors Preferred Fund	15,961	285,824	(39,489)	—	—	831,566	1,093,862

Spectrum Funds
Notes to Financial Statements (Unaudited) (Continued)
March 31, 2019

The difference between book basis and tax basis accumulated net investment income (loss), accumulated net realized gain (loss) and unrealized appreciation from security transactions is primarily attributable to the mark-to-market on open swap contracts and open Section 1256 contracts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Spectrum Advisors Preferred Fund incurred and elected to defer such late year losses of $39,489.

At September 30, 2018, the Funds had capital loss carry forwards in the current year as follows:

Non-
	Non-Expiring	Expiring
	Short-Term	Long-Term	Total
Spectrum Low Volatility Fund	$844,628	$—	$844,628
Spectrum Advisors Preferred Fund	—	—	—

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of non-deductible expenses, net operating losses and short-term capital gains, the reclassification of Fund distributions, and swap income, resulted in reclassification for the year ended September 30, 2018 as follows:

	Paid	Accumulated	Accumulated
	In	Net Investment	Net Realized
	Capital	Income	Gains (Loss)
Spectrum Low Volatility Fund	$(8,499)	$1,755,456	$(1,746,957)
Spectrum Advisors Preferred Fund	—	20,674	(20,674)

8.	NEW ACCOUNTING PRONOUNCEMENTS

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of the ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statement of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statement of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statement of Changes in Net Assets. These amendments have been adopted with these financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Spectrum Funds
Expense Example (Unaudited)
March 31, 2019

As a shareholder of Spectrum Funds, you incur ongoing costs, including management fees; service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 through March 31, 2019.

Table 1. Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Table 2. Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized	Beginning	Ending	Expenses Paid During
Actual	Expense	Account	Account	Period *
Expenses	Ratio	10/1/2018	3/31/2019	10/1/2018-3/31/2019
Spectrum Low Volatility Fund	2.54%	$1,000.00	$1,034.60	$12.86
Spectrum Advisors Preferred Fund	1.84%	$1,000.00	$982.80	$9.09

	Annualized	Beginning	Ending	Expenses Paid During
Hypothetical	Expense	Account	Account	Period *
(5% return before expenses)	Ratio	10/1/2018	3/31/2019	10/1/2018-3/31/2019
Spectrum Low Volatility Fund	2.54%	$1,000.00	$1,012.29	$12.72
Spectrum Advisors Preferred Fund	1.84%	$1,000.00	$1,015.76	$9.25

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the numbers of days in the fiscal year (365).

Spectrum Funds
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2019

Approval of Advisory and Sub-Advisory Agreement – Spectrum Low Volatility Fund & Spectrum Advisors Preferred Fund

At a meeting held on November 13, 2018 (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of the investment advisory agreement (the “Advisory Agreement’) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of the Spectrum Low Volatility Fund and the Spectrum Advisors Preferred Fund (each a “Fund” and together the “Funds”) and the approval of each sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Spectrum Financial, Inc. (the “Sub-Adviser”).

In connection with the Board’s consideration of the Advisory Agreement and Sub-Advisory Agreements, the Adviser and Sub-Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: (a) a description of the investment management personnel of the Adviser and Sub-Adviser; (b) the Adviser’s and Sub-Adviser’s operations and the Adviser’s financial condition; (c) the Adviser’s proposed brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees proposed to be charged compared with the fees charged to comparable mutual funds or accounts; (e) each Fund’s anticipated level of profitability from the Adviser’s and Sub-Adviser’s fund-related operations; (g) the Adviser’s and Sub-Adviser’s compliance policies and procedures; and (h) information regarding the performance of each Fund as compared to their respective benchmarks and Morningstar categories.

The Board then considered the annual approval of the renewal of the Advisory Agreement with respect to the Spectrum Funds and the Sub-Advisory Agreement between the Adviser and Spectrum Financial (referred to in this section only as the “Sub-Adviser”) for each of the Spectrum Funds. Mr. Bridgeport noted that the Board’s deliberations would be presented contemporaneously given the overlapping considerations, parallel issues and conclusions drawn by the Board. The Board reviewed materials provided by the Adviser and the materials provided by the Sub-Adviser relating to the Advisory Agreement between the Trust and the Adviser and the Sub-Advisory Agreement between the Adviser and the Sub- Adviser with respect to each of the Spectrum Funds, respectively.

Nature, Extent and Quality of Services. With respect to the nature, extent and quality of services provided, the Board reviewed the Adviser’s and Spectrum Financial’s Forms ADV, a description of the manner in which investment decisions are made for the Spectrum Funds by the Sub-Adviser, a description of the services provided by the Adviser and those services provided by the Sub-Adviser, a review of the experience of professional personnel performing services for each of the Funds, including the teams of individuals that primarily monitor and execute the investment and administration processes, respectively, and a certification from each of the Adviser and Sub-Adviser certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b)) and that each of the Adviser and Sub-Adviser has adopted procedures reasonably necessary to prevent Access Persons from violating such Codes of Ethics.

In reaching their conclusions, the Board considered that the Adviser delegates day-to-day investment decisions of the Spectrum Funds to the Sub-Adviser and that the Adviser generally provides management and operational oversight of the Sub-Adviser. The Board considered the services provided by the Adviser to the Funds, noting that the Adviser monitors and evaluates the performance of the Spectrum Funds on a continuous basis, executes trades for each of the Funds and provides various compliance and administrative functions to the Spectrum Funds. The Board considered the scope of each of these services provided by the Adviser to the Spectrum Funds, including the practices described by the Adviser for regular monitoring and review of the Sub-Adviser’s activities, and concluded that such practices were adequate. The Board then concluded that the Adviser had sufficient quality and depth of personnel,

Spectrum Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2019

resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Adviser to the Funds were satisfactory and reliable.

With respect to the Sub-Adviser, the Board noted that the Sub-Adviser is primarily responsible for the portfolio management of the Spectrum Funds, and considered the Sub-Adviser’s services in that regard. The Board considered that the Sub-Adviser creates and provides a portfolio management program, performs research and development of advanced technical strategies applied to the Funds, and performs analysis of the effectiveness of those strategies employed for each of the Funds. The Board considered the experience of the Sub-Adviser’s portfolio management and research staff and the quality and sophistication of the portfolio management services provided to the Funds, noting the differing strategies offered for each of the Spectrum Low Volatility Fund and the Spectrum Advisors Preferred Fund, and found them to be appropriate. The Board also considered the Sub-Adviser’s operation of its compliance program, and found that there have been no material compliance matters during the prior year. The Board concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreements and that the nature, overall quality and extent of the management services provided by Sub-Adviser to the Spectrum Funds was satisfactory and reliable.

Performance. The Board considered that the Adviser generally delegates its day-to-day investment decisions to the Sub-Adviser and therefore is not responsible for the performance of the Funds’ portfolios. The Board considered the Adviser’s other responsibilities under the Advisory Agreement, including with respect to trade oversight, obtaining derivative agreements and reporting to the Board, and concluded that the Adviser appears to be adequately monitoring the Sub-Adviser’s adherence to the Funds’ investment objectives and appears to be carrying out its functions appropriately.

Spectrum Low Volatility Fund

The Board considered the Fund’s performance as compared to various benchmark indices and the Fund’s Morningstar category, Non-Traditional Bond. The Board reviewed one-year and three-year period and since inception (December 16, 2013) periods through September 30, 2018, and noted the Fund underperformed its primary benchmark, the S&P/LSTA Leveraged Loan Index, for the one-year period while outperforming the benchmark for the three-year and since inception periods. With regards to the Fund’s Morningstar Non- Traditional Bond category, for the one-year period the Fund underperformed, while it outperformed the category during the three year period. The Trustees recognized that this Fund seeks risk adjusted returns and noted that the Sub-Adviser is aware of the recent lower returns, and is reviewing their strategy to see if refinements can be made to allow the Fund to better participate in sectors with potential gains. The Board also considered the Spectrum Low Volatility Fund’s returns as compared to the S&P 500 Total Return Index, and found that while the Fund underperformed the Index, the Fund’s returns were positive and the Fund’s returns are not expected to necessarily be highly correlated to the returns of an equity index. Specifically, the Board noted that with respect to major stock market indices, such as the S&P 500 Total Return Index, that the Fund’s investment objective is total return with lower downside volatility and risk compared to major stock market indices.

Spectrum Advisors Preferred Fund

The Board considered the Fund’s performance as compared to its benchmark index, S&P 500 Total Return; and the Fund’s Morningstar Category, Multi-Alternative. The Board considered that for the one-year and three-year periods through September 30, 2018, the Fund underperformed its primary benchmark for both time periods. The Board considered that the Fund outperformed the Morningstar Multi-Alternative category, for the one-year period and three-year periods. The Board then concluded that the performance and strategy implementation by the Sub-Advisor was satisfactory, noting that the Fund is not

Spectrum Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2019

necessarily expected to track the S&P 500 Total Return Index, and that the Sub-Adviser was expected to continue to obtain an acceptable level of investment returns for shareholders.

Fees and Expenses. The Board reviewed comprehensive comparison reports of each Fund’s expense ratio as detailed below:

Spectrum Low Volatility Fund

With respect to the costs of the services rendered by each of the Adviser and Sub-Adviser to the Fund, the Trustees first considered the level of overall advisory fees, noting that the Fund’s advisory fee is 2.15% from which the Sub-Advisor receives 1.80%. The Board considered the Fund’s management fee as compared to that of funds included in a universe composed of the Morningstar Multi-Alternative, Non-Traditional Bond, and Long/Short Equity/Credit categories and noted the advisory fee was within a range of reasonable fees when the categories are viewed as a group. The Board considered Spectrum Financial’s tactical and extremely complex investment approach as a factor in considering the higher rate for its sub-advisory services as compared to other mutual funds and concluded that the advisory fee was reasonable for this niche Fund. The Board also noted that the Fund’s total expense ratio (Investor Class shares) of 3.10% was reasonable as it was within a range of reasonable fees when the above Morningstar categories are viewed as a group. The Board also considered the allocation of the advisory fee between the Adviser and Sub-Adviser and concluded that the allocation of the advisory fee was reasonable in relation to the services rendered by the Adviser and Sub-Adviser, respectively. The Board also took into account that fees charged by the Sub-Adviser for its investment management of separately managed accounts utilizing a substantially similar strategy as that of the Spectrum Low Volatility Fund were higher than the fee imposed on the Fund.

Spectrum Advisors Preferred Fund

The Trustees compared the Fund’s overall advisory fee of 1.50%, from which 1.15% is paid to the Sub-Adviser, to that of similarly sized funds within the Morningstar Multi-Alternative Category, and found that while the Fund’s advisory fee was higher than average of the category, it was not the highest and was within a range of reasonable fees in relation to the range of fees charged by other funds. The Trustees further considered the allocation of the advisory fee as between the Adviser and Sub-Adviser and determined it was reasonable in relation to the services rendered by the Adviser and Sub-Adviser, respectively. In addition, the Board reviewed the level of overall fees to the Spectrum Advisors Preferred Fund, and found the Fund’s total expenses ratio (Investor Class shares) of 2.63% was within the range of the Multi-Alternative category. The Trustees concluded that overall fees for the Fund were reasonable.

Profitability. The Board considered the profitability of each of the Adviser and Sub-Adviser, respectively, and whether such profits are reasonable in light of the services provided to each Fund as detailed below:

Spectrum Low Volatility Fund

The Board reviewed profitability analyses prepared by each of the Adviser and Sub-Adviser for the 12-month period ended September 30, 2018. The Trustees considered that based on current asset levels, the Adviser’s relationship with the Fund is only slightly profitable at a 2% gross margin and the Sub-Adviser’s profits from its relationship with the Fund were not unreasonable at 39% gross margin.

Spectrum Advisors Preferred Fund

The Board reviewed profitability analyses prepared by each of the Adviser and Sub- Adviser for the year ended September 30, 2018. The Trustees considered that based on current assets levels and stage

Spectrum Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2019

of growth, the Adviser’s relationship with the Fund was only slightly profitable and Sub-Adviser’s relationship with the Fund was not profitable.

The Board also took into account financial information provided by each of the Adviser and Sub-Adviser and did not consider the financial condition of either the Adviser or Sub-Adviser to be a concern at this time, based, in part, on the Adviser’s representation that it had access to additional capital should the need arise.

Economies of Scale. The Board considered whether the Adviser and Sub-Adviser would realize economies of scale with respect to their management of the Spectrum Funds. The Board reviewed and considered the profitability analyses and selected financial information of each of the Adviser and Sub-Adviser and also took into consideration the Sub-Adviser’s expected capacity to grow the Spectrum Funds and concluded that at current asset levels economies of scale were not achievable for the Spectrum Advisors Preferred Fund. The Board noted that for the Spectrum Low Volatility Fund, economies of scale might be achieved at $200 million, and will be revisited as the Funds grows.

Conclusion. Having requested and received such information from each of the Adviser and Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and Sub-Advisory Agreement, respectively, with respect to each of the Spectrum Low Volatility Fund and the Spectrum Advisors Preferred Fund; and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement and the Sub-Advisory Agreement for each Fund for an additional one-year period was in the best interests of the Spectrum Funds and their current and future shareholders.

Approval of New Advisory and New Sub-Advisory Agreement – Spectrum Low Volatility Fund & Spectrum Advisors Preferred Fund

At an in person meeting held on March 28, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of Advisors Preferred Trust (the “Trust”), including a majority of Trustees who are not “interested persons” (the “Independent Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of the new investment advisory agreement (the “New Advisory Agreement’) between Advisors Preferred, LLC (the “Adviser”) and the Trust, on behalf of the Spectrum Low Volatility Fund and the Spectrum Advisors Preferred Fund (each a “Fund” and together the “Funds”) and the approval of each new sub-advisory agreement (the “New Sub-Advisory Agreement”) between the Adviser and Spectrum Financial, Inc. (the “Sub-Adviser”) in anticipation of a change in control of the Adviser.

In connection with the Board’s consideration of the New Advisory Agreement and New Sub-Advisory Agreements, the Adviser and Sub-Adviser provided the Board in advance of the Meeting with written materials, which included information regarding: (a) a description of the investment management personnel of the Adviser and Sub-Adviser; (b) the Adviser’s and Sub-Adviser’s operations and the Adviser’s financial condition; (c) the Adviser’s proposed brokerage practices (including any soft dollar arrangements); (d)   the level of the advisory fees proposed to be charged compared with the fees charged to comparable mutual funds or accounts; (e) each Fund’s anticipated level of profitability from the Adviser’s and Sub-Adviser’s fund-related operations; (g) the Adviser’s and Sub-Adviser’s compliance policies and procedures; and (h) information regarding the performance of each Fund as compared to their respective benchmarks and Morningstar categories. The Trustees also re-considered their recent deliberations made on November 13, 2018, when they renewed the current advisory agreement and current sub-advisory agreement as well as deliberated upon updated and supplemental information. The Board’s deliberations are presented contemporaneously given the overlapping considerations, paralleled issues and conclusions drawn by the Board.

Spectrum Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2019

Nature, Extent and Quality of Services. With respect to the nature, extent and quality of services provided, the Board reviewed the Adviser’s and Spectrum Financial’s Forms ADV, a description of the manner in which investment decisions are made for the Spectrum Funds by Spectrum Financial, a description of the services provided by the Adviser and those services provided by Spectrum Financial, a review of the experience of professional personnel performing services for each of the Funds, including the teams of individuals that primarily monitor and execute the investment and administration processes, respectively, and a certification from each of the Adviser and Spectrum Financial certifying that each has adopted a Code of Ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b)) and that each of the Adviser and Sub-Adviser has adopted procedures reasonably necessary to prevent Access Persons from violating such Codes of Ethics.

In reaching their conclusions, the Board considered that the Adviser delegates day-to-day investment decisions of the Spectrum Funds to Spectrum Financial and that the Adviser generally provides management and operational oversight of the Sub-Adviser. The Board considered the services provided by the Adviser to the Funds, noting that the Adviser monitors and evaluates the performance of the Spectrum Funds on a continuous basis, executes trades for each of the Funds and provides various compliance and administrative functions to the Spectrum Funds. The Board considered the scope of each of these services provided by the Adviser to the Spectrum Funds, including the practices described by the Adviser for regular monitoring and review of the Sub-Adviser’s activities, and concluded that such practices were adequate. The Board then concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided by the Adviser to the Funds were satisfactory and reliable.

With respect to the Sub-Adviser, the Board noted that Spectrum Financial is primarily responsible for the portfolio management of the Spectrum Funds, and considered Spectrum Financial’s services in that regard. The Board considered that Spectrum Financial creates and provides a portfolio management program, performs research and development of advanced technical strategies applied to the Funds, and performs analysis of the effectiveness of those strategies employed for each of the Funds. The Board considered the experience of Spectrum Financial’s portfolio management and research staff and the quality and sophistication of the portfolio management services provided to the Funds, noting the differing strategies offered for each of the Spectrum Low Volatility Fund and the Spectrum Advisors Preferred Fund, and found them to be appropriate. The Board also considered Spectrum Financial’s operation of its compliance program, and found that there have been no material compliance matters during the prior year. The Board concluded that Spectrum Financial had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of the management services provided to the Spectrum Funds was satisfactory and reliable.

Performance. The Board considered that the Adviser generally delegates its day-to-day investment decisions to Spectrum Financial and therefore was not responsible for the performance of the Funds’ portfolios. The Board considered the Adviser’s other responsibilities under the Advisory Agreement, including with respect to trade oversight, obtaining derivative agreements and reporting to the Board, and concluded that the Adviser appears to be adequately monitoring Spectrum Financial’s adherence to each Fund’s investment objective and appears to be carrying out its functions appropriately.

Spectrum Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2019

Spectrum Low-Volatility Fund

The Board considered the Fund’s performance as compared to various benchmark indices and the Fund’s Morningstar category, Non-Traditional Bond. The Board reviewed one-year, three-year, five-year and since inception (December 16, 2013) periods through December 31, 2018, and noted the Fund outperformed its primary benchmark, the S&P/LSTA Leveraged Loan Index, for all periods. With regards to the Fund’s Morningstar Non-Traditional Bond category, for the one-year, three-year and five-year periods, the Fund outperformed the category. The Board also considered the Fund’s returns as compared to the S&P 500 Total Return Index, and found that while the Fund outperformed for the one-year period, it lagged for all other periods. The Board observed that the Fund’s returns were positive for all periods and the Fund’s returns were not expected to be highly correlated to the returns of an equity index. Specifically, the Board noted that with respect to major stock market indices, such as the S&P 500 Total Return Index, the Fund’s investment objective was total return with lower downside volatility and risk compared to major stock market indices. The Board concluded that performance was satisfactory.

Spectrum Advisors Preferred Fund

The Board reviewed the Fund’s performance as compared to its benchmark index, S&P 500 Total Return Index and the Fund’s Morningstar Category, Multi-Alternative. The Board considered that for the one-year, three-year, and since-inception periods through December 31, 2018, the Fund underperformed its primary benchmark. The Board observed that the Fund was not expected to track the S&P 500 Total Return Index, in part because its investment objective had a long term element, the Fund did not employ an index-tracking strategy, and the principal strategy included non-equity instruments. The Board considered that the Fund only slightly lagged the Morningstar Multi-Alternative category for the one-year period, and significantly outperformed over the three-year period. The Board concluded that the performance and strategy implementation by Spectrum Financial was satisfactory, and that Spectrum Financial was expected to continue to obtain an acceptable level of investment returns for shareholders over the long term.

Fees and Expenses. The Board reviewed comprehensive comparison reports of each Fund’s expense ratio as detailed below:

Spectrum Low-Volatility Fund

With respect to the costs of the services rendered by each of the Adviser and Sub-Adviser to the Fund, the Trustees first considered the level of overall advisory fees, noting that the Fund’s annual advisory fee was 2.15%, from which the sub-advisor received 1.80%. The Board considered the Fund’s management fee as compared to that of funds included in a universe composed of the Morningstar Multi-Alternative, Non-Traditional Bond, and Long/Short Equity/Credit categories and noted the advisory fee was within a range of peer fund fees when the categories are viewed as a group. The Board considered Spectrum Financial’s tactical and complex investment approach as a factor in considering the higher rate for its sub-advisory services as compared to other mutual funds and concluded that the advisory fee was not unreasonable for this niche Fund. The Board also noted that the Fund’s total expense ratio (Investor Class shares) of 3.10% was reasonable as it was within the range of peer fund fees when the above Morningstar categories were viewed as a group. The Board also considered the allocation of the advisory fee between the Adviser and Sub-Adviser and concluded that the allocation of the advisory fee was reasonable in

Spectrum Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
March 31, 2019

relation to the services rendered by the Adviser and Sub-Adviser, respectively. The Board also took into account that fees charged by Spectrum Financial for its investment management of separately managed accounts utilizing a substantially similar strategy as that of the Spectrum Low Volatility Fund were higher than the fee imposed on the Fund.

Spectrum Advisors Preferred Fund

The Board compared the Fund’s overall advisory fee of 1.50%, from which 1.15% was paid to Spectrum Financial, to that of similarly sized funds within the Morningstar Multi-Alternative Category, and found that while the Fund’s advisory fee was higher than average of the category, it was not the highest and was within a range of fees charged by comparable funds. The Trustees further considered the allocation of the advisory fee as between the Adviser and Sub-Adviser and determined it was reasonable in relation to the services rendered by the Adviser and Sub-Adviser, respectively. In addition, the Board reviewed the level of overall fees paid by the Fund, and found the Fund’s total expenses ratio (Investor Class shares) of 2.63% was within the range of the Multi-Alternative category. The Trustees concluded that advisory fees for the Fund were not unreasonable.

Profitability. The Board considered the profitability of each of the Adviser and Sub-Adviser, respectively, and whether such profits were reasonable in light of the services provided to each Fund as detailed below. The Board reviewed profitability analyses prepared by each of the Adviser and Sub-Adviser for the 12-month period ended September 30, 2018. The Board also received representations that profitability had not materially changed since September 30, 2018. The Trustees discussed the commissions earned on Fund portfolio transaction by the Adviser’s affiliate. The Board concluded that neither the Adviser nor Spectrum Financial had realized meaningful profits from its service to either Fund and therefore excessive profits were not a concern at this time.

Economies of Scale. The Board considered whether the Adviser and Sub-Adviser had or would realize economies of scale with respect to their management of the Spectrum Funds. The Board reviewed and considered the profitability analyses and selected financial information of each of the Adviser and Sub-Adviser and also took into consideration the expected growth of the Spectrum Funds and concluded that at current asset levels economies of scale were not achievable for the Spectrum Advisors Preferred Fund. The Board noted that, for the Spectrum Low Volatility Fund, economies of scale might be achieved at $200 million, and would be revisited as the Fund grows.

Conclusion. Having requested and received such information from each of the Adviser and Spectrum Financial as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement and Sub-Advisory Agreement, respectively, with respect to each of the Spectrum Low Volatility Fund and the Spectrum Advisors Preferred Fund and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees, determined that approval of the Advisory Agreement and the Sub-Advisory Agreement for each Fund was in the best interests of the Spectrum Funds and their current and future shareholders. Furthermore, the Board concluded the Transaction would not result in an unfair burden to either Fund’s shareholders.

PRIVACY NOTICE

Rev. May 2014

FACTS	WHAT DOES ADVISORS PREFERRED TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Advisors Preferred Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Advisors Preferred Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-862-9686

Who we are
Who is providing this notice?	Advisors Preferred Trust
What we do
How does Advisors Preferred Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Advisors Preferred Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Advisors Preferred Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Advisors Preferred Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund use to determine how to vote proxies will be available without charge, upon request, by calling 1-866-862-9686 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-862-9686.

INVESTMENT ADVISOR
Advisors Preferred LLC
1445 Research Blvd., Suite 530
Rockville, Maryland 20850

INVESTMENT SUB-ADVISOR
Spectrum Financial, Inc.
2940 N. Lynnhaven Rd. Suite 200
Virginia Beach, VA 23452

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Preferred Trust

By (Signature and Title)

/s/ Catherine Ayer-Rigsby

Catherine Ayer-Rigsby, President/Principal Executive Officer

Date 6/6/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Catherine Ayers-Rigsby

Catherine Ayers-Rigsby, President/Principal Executive Officer

Date 6/6/19

By (Signature and Title)

/s/ Christine Casares

Christine Casares, Treasurer/Principal Financial Officer

Date 6/6/19